Income per share (Tables)	3 Months Ended
Mar. 31, 2023
Income per share
Schedule of basic and diluted net income/(loss) per common share

The following table sets forth basic and diluted net income per common share computational data (in thousands, except per share data):

	Three months ended
	March 31,	March 31,
	2023	2022

Profit attributable to equity holders ($’000)	7,662	15,120
Less: allocation of loss to non‑controlling interest ($’000)	(2,806)	(1,398)
Profit attributable to IHS common shareholders ($’000)	10,468	16,518

Basic weighted average shares outstanding (‘000)	331,986	328,551
Potentially dilutive securities (‘000)	3,144	7,012
Potentially dilutive weighted average common shares outstanding (‘000)	335,130	335,563
Income per share:
Basic income per share ($)	0.03	0.05
Diluted income per share ($)	0.03	0.05